Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Ordinary shares, Authorized	100,000,000	100,000,000
Number of Ordinary shares, Issued	7,989,061	6,304,677
Number of Ordinary shares, outstanding	7,989,061	6,304,677
Number of Preferred shares, Authorized	5,000,000	5,000,000
Number of Preferred shares, Issued
Number of Preferred shares, outstanding